CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, Waddell & Reed Advisors Funds (1933 Act File No. 333-82447; 1940 Act File No. 811-09435) ("Registrant") hereby certifies that (a) the form of Prospectus that would have been filed under Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 13 ("Amendment No. 13") to its Registration Statement on Form N-1A, which is Registrant's most recent post-effective amendment, and (b) the text of Amendment No. 13 was filed electronically.

WADDELL & REED ADVISORS FUNDS

Dated: February 4, 2009	By:	/s/Kristen A. Richards
Kristen A. Richards
Vice President, Assistant Secretary and
Associate General Counsel